Deferred revenues	12 Months Ended
Dec. 31, 2021
Deferred revenues

23.	Deferred revenues

The Group received amounts from business partners on exclusivity in the intermediation of additional or extended warranty services, and the subsidiary Sendas received amounts for the rental of back lights for exhibition of products from certain suppliers at its stores.

	2021	2020

Deferred revenue in relation to sale of real estate property	30	8
Additional or extended warranties	11	12
Services rendering agreement	11	8
Revenue from credit card operators and banks	106	80
Gift Card	182	131
Others	108	77
	448	316

Current	383	297
Non-current	65	19